Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	32,644,284	26,257,043
Cash amount	$ 1,831	$ 1,271
2016 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	38,000,000
Shares purchased		23,245,377
Cash amount		$ 1,109
2017 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	35,800,000
Shares purchased	26,630,243	3,011,666
Cash amount	$ 1,544	$ 162
2018 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	33,200,000
Shares purchased	6,014,041
Cash amount	$ 287